Recent Accounting Pronouncements (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease, Practical Expedients, Package [true false]			true
Right of use assets	$ 46,006		$ 0
Lease liabilities	48,184
Accumulated deficit	(407,961)		(52,669)	[1]	$ (218,553)	[1]
Net tax benefit on intercompany sales of certain intangible operating assets between its foreign subsidiaries					46,369
Provision for income taxes	22,145	$ 11,759	23,738		(29,250)
Net income	$ 74,589	$ 66,845	$ 103,096		142,112
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use assets							$ 45,850
Lease liabilities							47,666
Forecast [Member] | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use assets							46,000
Lease liabilities							$ 48,000
Accounting Standards 2016-16 [Member] | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit					379
Provision for income taxes					45,596
Deferred income taxes (asset)					45,596
Net income					$ 45,596
Basic and diluted earnings per share					$ 0.16

[1]	Included in Accumulated deficit on the opening balance of January 1, 2019 is $107,822, net of tax, for the cumulative effect adjustment of adopting Topics 606 and 34040.